Annual Total Returns (Vanguard 500 Index Fund - Investor Shares Participant) (Vanguard 500 Index Fund, Vanguard 500 Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2013
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Annual Total Return
2013	32.18%
2012	15.82%
2011	1.97%
2010	14.91%
2009	26.49%
2008	(37.02%)
2007	5.39%
2006	15.64%
2005	4.77%
2004	10.74%